Shareholder Report, Average Annual Return (Details)	12 Months Ended	40 Months Ended	60 Months Ended	107 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000162682
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FS Chiron Capital Allocation Fund, Class I Shares
C000228513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FS Chiron Capital Allocation Fund, Class A Shares
C000228512
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FS Chiron Capital Allocation Fund, Class C Shares
Without Sales Load [Member] | C000162682
Average Annual Return [Line Items]
Average Annual Return, Percent	19.45%		6.15%	5.56%
Without Sales Load [Member] | C000228513
Average Annual Return [Line Items]
Average Annual Return, Percent	19.14%	(1.99%)
Without Sales Load [Member] | C000228512
Average Annual Return [Line Items]
Average Annual Return, Percent	18.24%	(2.73%)
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	32.79%		11.08%	10.31%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	32.79%	6.27%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	32.79%	6.27%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%		(0.23%)	1.48%
60/40 MSCI ACWI (Net) & BB US Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60/40 MSCI ACWI (Net) & BB US Agg Bond
Average Annual Return, Percent	23.50%		6.70%	6.93%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.20%)
60/40 MSCI ACWI (Net) & BB US Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60/40 MSCI ACWI (Net) & BB US Agg Bond
Average Annual Return, Percent	23.50%	2.97%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.55%	(2.20%)
60/40 MSCI ACWI (Net) & BB US Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60/40 MSCI ACWI (Net) & BB US Agg Bond
Average Annual Return, Percent	23.50%	2.97%